Prepayment and Other Current Assets, Net	6 Months Ended
Jun. 30, 2026
Prepayment and Other Current Assets, Net [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS, NET
5.	PREPAYMENT AND OTHER CURRENT ASSETS, NET

Prepayment and other current assets, net, consist of the following:

	As of December 31,	As of June 30,
	2025	2026
		(unaudited)
Advance to suppliers (i)	$206,027	$3,240
Receivables from third parties	1,131	1,376
Refund receivables from mining suppliers (ii)	—	206,485
Total	$207,158	$211,101

(i)	As of June 30, 2026, advance to suppliers includes $3,240,000, which relates to the Group’s strategic exploration investment in external software assets. This advance is not linked to the Group’s current core business.

(ii)	On April 2026, the Company reached a refund agreement with the supplier of cryptocurrency mining equipment (the “Supplier”), pursuant to which the remaining balance of the advance payment made in fiscal year 2025 for the purchase of mining equipment, together with the accrued interest receivable on the refund, was reclassified to other current assets. The Supplier shall repay the total amount in cryptocurrencies in accordance with the agreed repayment schedule.